Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 shares	Mar. 31, 2014 shares	Mar. 31, 2013 $ / shares shares	May 09, 2017 $ / shares shares	Sep. 06, 2013 $ / shares shares	Sep. 05, 2013 $ / shares shares
Date Of Incorporation		Aug. 09, 2010	Aug. 09, 2010
Cancellation of loans | $
Common Stock, Shares Authorized		2,000,000,000	2,000,000,000	2,000,000,000			375,030,000	2,000,000,000	375,030,000	900,000
Common Stock, Par Value | $ / shares		$ .001	$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Stock split ratio	0.05	0.05	0.05	0.01			4.1671
Cash and cash equivalent | $		$ 24,974	$ 40,903
Reserved common shares			195,002						195,002
Computer equipment		3 years	3 years
Options granted, number of shares			29,000,000	195,000	9,875	23,752
Options, exercise price | $ / shares			$ 0.001
Dilutive Instruments, common stock warrants		9,446,533
Dilutive Instruments, common stock shares		29,195,000
Sale Agmt
Date of Agreement		Jul. 19, 2013	Jul. 19, 2013
Cancellation of loans | $		$ 28,818	$ 28,818
Shares sold by former officers		265,646	265,646
Shares returned to treasury		250,128	250,128
Shares agreed to cancel		131,261	131,261
Asset Assign Agmt
Date of Agreement		Jul. 18, 2013	Jul. 18, 2013
Common Stock, shares issued		41,384	41,384
Series A Preferred Stock, shares issued		6,000,000	6,000,000
Stock Value | $		$ 123,973	$ 123,973
Termination of agreement | $		20,000	20,000
Additional cash required | $		$ 2,000,000	$ 2,000,000